UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VanEck Funds

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 97.2%
United States Treasury Obligations: 93.0%
	United States Treasury Bills
$45,000,000	1.00%, 11/09/17	$44,951,152
38,000,000	1.01%, 11/02/17 (a)	37,966,053
45,000,000	1.02%, 12/21/17	44,901,250
45,000,000	1.03%, 12/07/17 (a)	44,919,150
40,000,000	1.04%, 10/12/17	39,987,326
15,000,000	1.06%, 10/19/17 (a)	14,992,138
31,000,000	1.07%, 10/05/17 (a)	30,996,332
70,000,000	1.09%, 10/26/17 (a)	69,947,170
		328,660,571
Number of Shares
Money Market Fund: 4.2%
14,985,444	AIM Treasury Portfolio - Institutional Class	14,985,444
Total Short-term Investments (Cost: $343,636,287)		343,646,015
Other assets less liabilities: 2.8%		9,744,049
NET ASSETS: 100.0%		$353,390,064

Total Return Swap Contracts – As of September 30, 2017, the Fund had an outstanding total return swap contract with the following terms:

Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund (b)	Termination Date	% of Net Assets	Unrealized Depreciation
UBS AG	UBS Bloomberg Constant Maturity Commodity Index Total Return	$351,977,000	1.48%	10/25/17	(0.2)%	$(718,740)

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $57,942,481.
(b)	The rate shown reflects the rate in effect at the reporting period: 0.43% + rate of the 3 Month T-Bill.

Summary of Investments by Sector	% of Investments	Value
Government	95.6%	$328,660,571
Money Market Fund	4.4	14,985,444
	100.0%	$343,646,015

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Fund	$14,985,444	$—	$—	$14,985,444
United States Treasury Obligations	—	328,660,571	—	328,660,571
Total	$14,985,444	$328,660,571	$—	$343,646,015
Other Financial Instruments:
Swap Contract	$—	$(718,740)	$—	$(718,740)

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 86.5%
Argentina: 1.4%
977,600	Grupo Supervielle SA (ADR)	$24,136,944
Brazil: 4.1%
964,700	CVC Brasil Operadora e Agencia de Viagens SA	12,473,190
2,340,300	Fleury SA	21,776,247
4,576,000	Movida Participacoes SA *	12,107,693
119,600	Ouro Fino Saude Animal Participacoes SA *	981,829
878,000	Smiles SA	22,310,734
		69,649,693
China / Hong Kong: 33.3%
3,438,000	AIA Group Ltd. #	25,452,541
591,200	Alibaba Group Holding Ltd. (ADR) *	102,106,152
20,304,000	Beijing Capital International Airport Co. Ltd. #	30,305,436
38,109,000	Beijing Enterprises Water Group Ltd. #	30,819,856
2,832,772	Beijing Originwater Technology Co. Ltd.	7,680,229
8,365,994	China Animal Healthcare Ltd. * # § ∞	0
281,000	China Lodging Group Ltd. (ADR) *	33,388,420
14,746,000	China Maple Leaf Educational Systems Ltd. #	16,528,432
11,291,000	China Medical System Holdings Ltd. #	19,773,318
4,107,000	China Resources Phoenix Healthcare Holdings Co. Ltd. #	5,135,453
10,600,000	Fu Shou Yuan International Group Ltd. #	7,003,288
3,735,000	Galaxy Entertainment Group Ltd. #	26,404,381
888,000	JD.com, Inc. (ADR) *	33,921,600
223,757	Kweichow Moutai Co. Ltd. #	17,440,787
18,773,200	Man Wah Holdings Ltd. #	16,845,974
5,358,000	Ping An Insurance Group Co. of China Ltd. #	41,387,370
1,098,000	Shenzhou International Group Holdings Ltd. #	8,610,938
2,644,000	Sinopharm Group Co. Ltd. #	11,711,574
979,800	TAL Education Group (ADR)	33,029,058
2,402,500	Tencent Holdings Ltd. #	105,038,924
		572,583,731
Egypt: 0.6%
2,355,250	Commercial International Bank Egypt SAE	10,882,189
India: 7.0%
10,362,000	Ashok Leyland Ltd. #	19,590,469
3,401,000	Bharti Infratel Ltd. #	20,714,011
951,000	Cholamandalam Investment and Finance Co. Ltd. #	15,855,612
712,000	HDFC Bank Ltd. #	19,631,231
184,000	HDFC Bank Ltd. (ADR)	17,732,080
1,513,200	Phoenix Mills Ltd. #	11,723,635
532,990	Strides Shasun Ltd. #	7,223,223
1,105,321	Syngene International Ltd. # Reg S 144A	8,434,834
		120,905,095
Indonesia: 2.0%
25,555,000	Bank Rakyat Indonesia Tbk PT #	29,013,062
15,644,100	Link Net Tbk PT	6,010,707
		35,023,769
Kenya: 1.4%
99,320,000	Safaricom Ltd.	24,071,740
Luxembourg: 0.6%
1,243,797	Biotoscana Investments SA (BDR) *	9,503,777
Malaysia: 1.0%
8,304,000	Malaysia Airports Holdings Bhd	16,716,163
Mexico: 3.2%
1,778,000	Banregio Grupo Financiero SAB de CV	10,588,913
184,000	Fomento Economico Mexicano SAB de CV (ADR)	17,577,520
4,382,900	Qualitas Controladora SAB de CV *	7,201,338
5,871,000	Unifin Financiera SAPI de CV SOFOM ENR	19,682,842
		55,050,613
Peru: 1.1%
89,000	Credicorp Ltd. (USD)	18,246,780
Philippines: 3.7%
23,000,000	Ayala Land, Inc. #	19,723,692
41,600,000	Bloomberry Resorts Corp. *	8,762,291
8,403,740	International Container Terminal Services, Inc. #	17,241,976
8,995,000	Robinsons Retail Holdings, Inc. #	17,544,366
		63,272,325
Poland: 0.4%
91,242	Kruk SA	7,337,617
Russia: 2.9%
2,687,000	Sberbank of Russia (ADR)	38,343,490
367,000	Yandex NV (USD) *	12,092,650
		50,436,140
South Africa: 4.2%
5,456,000	Advtech Ltd.	7,132,948
223,877	Naspers Ltd. #	48,396,081
77,435	Novus Holdings Ltd. #	37,108
5,005,000	Rhodes Food Group Pty Ltd. #	6,762,106
9,466,546	Transaction Capital Ltd.	10,663,084
		72,991,327
South Korea: 0.7%
18,000	Samsung Biologics Co. Ltd. * # Reg S 144A	5,326,179
115,100	Soulbrain Co. Ltd. #	6,852,644
		12,178,823
Spain: 2.0%
1,276,367	CIE Automotive SA #	34,098,335
Switzerland: 1.3%
122,400	Luxoft Holding, Inc. (USD) *	5,850,720
424,000	Wizz Air Holdings Plc (GBP) * # Reg S 144A	16,270,200
		22,120,920
Taiwan: 6.1%
1,057,648	Airtac International Group #	14,617,742
4,163,000	Basso Industry Corp. #	11,633,443
3,405,000	Chroma ATE, Inc. #	12,029,591
115,000	Largan Precision Co. Ltd. #	20,287,727
1,387,132	Poya Co. Ltd. #	16,599,542
4,095,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	29,330,257
		104,498,302
Thailand: 3.5%
4,800,000	CP ALL PCL (NVDR) #	9,615,103
14,758,000	CP ALL PCL #	29,538,126
12,000,200	Srisawad Corp PCL (NVDR) #	21,623,375
		60,776,604
Turkey: 2.7%
1,214,630	AvivaSA Emeklilik ve Hayat AS	6,340,846
1,791,000	Tofas Turk Otomobil Fabrikasi AS #	15,518,035
45,683,640	Turkiye Sinai Kalkinma Bankasi AS #	17,819,460
1,260,000	Ulker Biskuvi Sanayi AS #	6,842,549
		46,520,890
United Arab Emirates: 0.5%
255,000	NMC Health Plc (GBP) #	9,433,740
United Kingdom: 1.5%
582,197	Bank of Georgia Holdings Plc #	25,422,229
812,346	Hirco Plc * # § ∞	0
		25,422,229
United States: 1.3%
5,105,700	Samsonite International SA (HKD) #	21,925,765
Total Common Stocks (Cost: $1,104,312,873)		1,487,783,511
PREFERRED STOCKS: 7.9%
Brazil: 0.6%
781,260	Itau Unibanco Holding SA, 4.21%	10,693,406
Colombia: 0.9%
1,366,000	Banco Davivienda SA, 2.86%	15,471,269
South Korea: 6.4%
60,098	Samsung Electronics Co. Ltd., 1.36%#	108,707,689
Total Preferred Stocks (Cost: $92,854,276)		134,872,364
REAL ESTATE INVESTMENT TRUSTS: 1.1%
Mexico: 1.1%
6,567,000	Concentradora Hipotecaria SAPI de CV	7,555,115
6,939,700	TF Administradora Industrial, S de RL de CV	11,947,260
Total Real Estate Investment Trusts (Cost: $21,164,581)		19,502,375
MONEY MARKET FUND: 4.1% (Cost: $70,237,973)
70,237,973	AIM Treasury Portfolio - Institutional Class	70,237,973
Total Investments: 99.6% (Cost: $1,288,569,703)		1,712,396,223
Other assets less liabilities: 0.4%		6,915,314
NET ASSETS: 100.0%		$1,719,311,537

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,037,841,409 which represents 60.4% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $0 which represents 0.0% of net assets.
∞	Investment value was determined using significant unobservable inputs.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $30,031,213, or 1.7% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	21.9%	$374,582,455
Consumer Staples	6.1	105,320,557
Financials	23.4	401,080,793
Health Care	5.8	99,300,174
Industrials	7.9	134,567,016
Information Technology	23.1	395,443,710
Materials	0.4	6,852,644
Money Market Fund	4.1	70,237,973
Real Estate	2.5	43,394,587
Telecommunication Services	3.0	50,796,458
Utilities	1.8	30,819,856
	100.0%	$1,712,396,223

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$24,136,944	$—	$—	$24,136,944
Brazil	69,649,693	—	—	69,649,693
China / Hong Kong	210,125,459	362,458,272	0	572,583,731
Egypt	10,882,189	—	—	10,882,189
India	17,732,080	103,173,015	—	120,905,095
Indonesia	6,010,707	29,013,062	—	35,023,769
Kenya	24,071,740	—	—	24,071,740
Luxembourg	9,503,777	—	—	9,503,777
Malaysia	16,716,163	—	—	16,716,163
Mexico	55,050,613	—	—	55,050,613
Peru	18,246,780	—	—	18,246,780
Philippines	8,762,291	54,510,034	—	63,272,325
Poland	7,337,617	—	—	7,337,617
Russia	50,436,140	—	—	50,436,140
South Africa	17,796,032	55,195,295	—	72,991,327
South Korea	—	12,178,823	—	12,178,823
Spain	—	34,098,335	—	34,098,335
Switzerland	5,850,720	16,270,200	—	22,120,920
Taiwan	—	104,498,302	—	104,498,302
Thailand	—	60,776,604	—	60,776,604
Turkey	6,340,846	40,180,044	—	46,520,890
United Arab Emirates	—	9,433,740	—	9,433,740
United Kingdom	—	25,422,229	0	25,422,229
United States	—	21,925,765	—	21,925,765
Preferred Stocks
Brazil	10,693,406	—	—	10,693,406
Colombia	15,471,269	—	—	15,471,269
South Korea	—	108,707,689	—	108,707,689
Real Estate Investment Trusts*	19,502,375	—	—	19,502,375
Money Market Funds	70,237,973	—	—	70,237,973
Total	$674,554,814	$1,037,841,409	$0	$1,712,396,223

* See Schedule of Investments for geographic sector breakouts.

During the period ended September 30, 2017, transfers of securities from Level 1 to Level 2 were $30,890,218 and transfers from Level 2 to Level 1 were $42,986,945. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2016	$561,005	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(561,005)	—
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of September 30, 2017	$0	$0

See Notes to Schedules of Investments

GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 96.3%
Bermuda: 0.8%
695,000	Golar LNG Ltd. (USD)	$15,713,950
Canada: 19.0%
1,401,606	Agnico-Eagle Mines Ltd. (USD)	63,366,607
556,500	Agrium, Inc. (USD)	59,662,365
2,145,500	Barrick Gold Corp. (USD)	34,521,095
7,882,900	First Quantum Minerals Ltd.	88,510,863
925,900	Goldcorp, Inc. (USD)	11,999,664
2,623,000	IAMGOLD Corp. (USD) *	16,000,300
5,571,600	Kinross Gold Corp. (USD) *	23,623,584
3,262,600	New Gold, Inc. (USD) *	12,104,246
3,853,700	Teck Resources Ltd. (USD)	81,274,533
		391,063,257
France: 1.1%
3,719,800	Vallourec SA * #	22,103,309
Kuwait: 0.4%
3,592,247	Kuwait Energy Plc (GBP) * # § ø ∞	7,209,342
Luxembourg: 1.0%
695,000	Tenaris SA (ADR)	19,675,450
Monaco: 0.6%
3,604,300	Scorpio Tankers, Inc. (USD)	12,362,749
South Africa: 0.6%
11,072,292	Petra Diamonds Ltd. (GBP) * #	12,463,604
Switzerland: 6.4%
20,318,225	Glencore Xstrata Plc (GBP) * #	93,260,770
8,575,600	Weatherford International Plc (USD) *	39,276,248
		132,537,018
United Kingdom: 3.1%
1,061,600	Kazakhmys Plc * #	11,019,492
344,026	Randgold Resources Ltd. (ADR)	33,597,579
427,200	Rio Tinto Plc (ADR)	20,159,568
		64,776,639
United States: 63.3%
1,528,600	Callon Petroleum Co. *	17,181,464
1,424,700	CF Industries Holdings, Inc.	50,092,452
591,100	Cimarex Energy Co.	67,190,337
591,150	Concho Resources, Inc. *	77,866,278
2,743,100	Consol Energy, Inc. *	46,468,114
796,590	Diamondback Energy, Inc. *	78,033,956
796,600	EOG Resources, Inc.	77,063,084
556,500	Forum Energy Technologies, Inc. *	8,848,350
1,907,200	Freeport-McMoRan Copper and Gold, Inc. *	26,777,088
1,687,900	Green Plains Renewable Energy, Inc.	34,011,185
1,286,100	Halliburton Co.	59,199,183
1,801,000	Laredo Petroleum, Inc. *	23,286,930
1,260,200	Louisiana-Pacific Corp. *	34,126,216
6,005,700	Nabors Industries Ltd.	48,465,999
1,736,375	Newfield Exploration Co. *	51,518,246
2,132,400	Newmont Mining Corp.	79,986,324
2,777,700	Parsley Energy, Inc. *	73,164,618
3,368,800	Patterson-UTI Energy, Inc.	70,542,672
939,800	PDC Energy, Inc. *	46,078,394
519,500	Pioneer Natural Resources Co.	76,647,030
1,597,800	ProPetro Holding Corp. *	22,928,430
757,400	RSP Permian, Inc. *	26,198,466
842,800	Schlumberger Ltd.	58,793,728
1,283,800	Steel Dynamics, Inc.	44,252,586
1,318,400	Sunrun, Inc. *	7,317,120
2,569,900	Superior Energy Services, Inc. *	27,446,532
579,600	Tyson Foods, Inc.	40,832,820
240,100	Union Pacific Corp.	27,844,397
		1,302,161,999
Total Common Stocks (Cost: $1,742,115,717)		1,980,067,317
REAL ESTATE INVESTMENT TRUST: 0.3% (Cost: $5,454,490)
United States: 0.3%
277,100	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,752,927
MONEY MARKET FUND: 3.0% (Cost: $62,224,080)
62,224,080	AIM Treasury Portfolio - Institutional Class	62,224,080
Total Investments: 99.6% (Cost: $1,809,794,287)		2,049,044,324
Other assets less liabilities: 0.4%		7,448,599
NET ASSETS: 100.0%		$2,056,492,923

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $146,056,517 which represents 7.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $7,209,342 which represents 0.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $7,209,342, or 0.4% of net assets.
∞	Investment value was determined using significant unobservable inputs.

Restricted securities held by the Fund as of September 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,592,247	$10,862,670	$7,209,342	0.4%

Summary of Investments by Sector	% of Investments	Value
Consumer Staples	2.0%	$40,832,820
Energy	54.1	1,107,274,044
Financials	0.3	6,752,927
Industrials	1.7	35,161,517
Materials	38.9	796,798,936
Money Market Fund	3.0	62,224,080
	100.0%	$2,049,044,324

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$15,713,950	$—	$—	$15,713,950
Canada	391,063,257	—	—	391,063,257
France	—	22,103,309	—	22,103,309
Kuwait	—	—	7,209,342	7,209,342
Luxembourg	19,675,450	—	—	19,675,450
Monaco	12,362,749	—	—	12,362,749
South Africa	—	12,463,604	—	12,463,604
Switzerland	39,276,248	93,260,770	—	132,537,018
United Kingdom	53,757,147	11,019,492	—	64,776,639
United States	1,302,161,999	—	—	1,302,161,999
Real Estate Investment Trust
United States	6,752,927	—	—	6,752,927
Money Market Fund	62,224,080	—	—	62,224,080
Total	$1,902,987,807	$138,847,175	$7,209,342	$2,049,044,324

There were no transfers between levels during the period ended September 30, 2017.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2017:

Common Stocks
Kuwait
Balance as of December 31, 2016	$5,603,803
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	1,605,539
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2017	$7,209,342

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017:

	Value as of September 30, 2017	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$7,209,342	Guideline Public Companies	Entitlement Multiple	5.50x-10.25x	Increase
			Working Interest Multiple	0.40x-3.00x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Australia: 13.8%
18,370,351	Cardinal Resources Ltd. ‡ * #	$10,230,398
15,554,587	Evolution Mining Ltd. #	26,924,250
30,332,662	Gold Road Resources Ltd. * #	16,873,879
878,725	Newcrest Mining Ltd. #	14,463,601
3,042,000	Northern Star Resources Ltd. #	11,768,621
2,132,257	OceanaGold Corp. (CAD)	6,442,484
6,814,000	Saracen Mineral Holdings Ltd. * #	7,016,668
		93,719,901
Canada: 69.8%
694,800	Agnico-Eagle Mines Ltd. (USD)	31,411,908
104,000	Alamos Gold, Inc.	702,641
3,344,714	Alamos Gold, Inc. (USD)	22,610,267
3,486,875	Argonaut Gold, Inc. *	6,846,599
2,160,000	Argonaut Gold, Inc. * ø	4,241,234
4,145,500	Atacama Pacific Gold Corp. *	2,325,666
5,264,500	AuRico Metals, Inc. *	5,316,185
1,741,984	AuRico Metals, Inc. (USD) *	1,743,552
1,345,100	Auryn Resources, Inc. *	3,018,457
6,982,701	B2Gold Corp. *	19,251,045
8,177,055	B2Gold Corp. (USD) *	22,895,754
758,000	Barrick Gold Corp. (USD)	12,196,220
948,000	Bear Creek Mining Corp. * ø	1,583,444
1,731,000	Bear Creek Mining Corp. *	2,843,959
667,000	Bear Creek Mining Corp. (USD) *	1,114,090
6,930,000	Belo Sun Mining Corp. *	3,110,238
15,503,502	Bonterra Resources, Inc. ‡ *	5,032,193
2,346,087	Brio Gold, Inc. *	3,798,113
5,845,000	Columbus Gold Corp. *	3,044,881
8,257,640	Continental Gold, Inc. *	19,986,434
943,000	Corvus Gold, Inc. *	627,281
1,825,000	Corvus Gold, Inc. (USD) *	1,168,000
307,012	Detour Gold Corp. *	3,385,682
1,839,000	Eastmain Resources, Inc. * ø	478,140
4,000,000	Eastmain Resources, Inc. *	1,009,818
481,000	Eastmain Resources, Inc. (USD) *	125,060
4,493,527	Eldorado Gold Corp.	9,867,573
182,000	Eldorado Gold Corp. (USD)	400,400
3,317,627	First Mining Finance Corp. *	1,794,749
499,000	Fortuna Silver Mines, Inc. *	2,183,562
244,000	Fortuna Silver Mines, Inc. (USD) *	1,068,720
1,832,444	Gold Standard Ventures Corp. (USD) *	2,968,559
39,386	Goldcorp, Inc.	511,363
1,278,897	Goldcorp, Inc. (USD)	16,574,505
1,996,000	Guyana Goldfields, Inc. *	6,686,660
1,055,000	Guyana Goldfields, Inc. (USD) *	3,480,445
3,209,000	IAMGOLD Corp. (USD) *	19,574,900
4,555,000	Kinross Gold Corp. (USD) *	19,313,200
1,896,684	Kirkland Lake Gold Ltd.	24,442,940
4,164,000	Klondex Mines Ltd. *	15,184,292
3,481,000	Leagold Mining Corp. *	8,787,938
7,936,482	Liberty Gold Corp. ‡ *	3,053,105
812,000	Lundin Gold, Inc. *	3,312,426
583,500	MAG Silver Corp. (USD) *	6,552,705
2,860,000	Midas Gold Corp. *	1,489,882
1,026,170	New Gold, Inc. * ø	3,807,091
1,008,852	New Gold, Inc. *	3,743,526
2,976,630	New Gold, Inc. (USD) *	11,043,297
4,146,620	Newcastle Gold Ltd. *	2,691,855
1,133,000	NovaGold Resources, Inc. (USD) *	4,667,960
9,482,375	Orezone Gold Corp. ‡ *	4,863,731
349,000	Osisko Mining, Inc. *	1,227,898
1,505,400	Osisko Mining, Inc. * 144A	5,296,498
4,077,100	Otis Gold Corp. *	1,045,620
370,000	Pan American Silver Corp. (USD)	6,308,500
2,495,500	Premier Gold Mines Ltd. *	7,140,000
676,000	Pretium Resources, Inc. *	6,257,503
145,000	Pretium Resources, Inc. (USD) *	1,342,700
2,295,300	Roxgold, Inc. * 144A	2,281,043
4,381,200	Roxgold, Inc. *	4,353,988
19,614,000	Rye Patch Gold Corp. *	2,908,107
9,615,000	Sabina Gold and Silver Corp. *	17,029,974
2,672,000	Semafo, Inc. *	7,066,800
480,000	Sulliden Mining Capital, Inc. *	97,135
1,228,000	TMAC Resources, Inc. *	9,979,499
1,250,300	Torex Gold Resources, Inc. *	19,589,954
10,440,400	West African Resources Ltd. * # § ø	2,464,194
18,611	Wheaton Precious Metals Corp	354,992
692,375	Wheaton Precious Metals Corp. (USD)	13,217,439
1,634,430	Yamana Gold, Inc.	4,322,676
2,196,679	Yamana Gold, Inc. (USD)	5,821,199
		476,037,964
Mexico: 4.1%
1,494,000	Fresnillo Plc (GBP) #	28,150,307
United Kingdom: 3.3%
228,000	Randgold Resources Ltd. (ADR)	22,266,480
United States: 7.8%
844,900	Newmont Mining Corp.	31,692,199
247,100	Royal Gold, Inc.	21,260,484
		52,952,683
Total Common Stocks (Cost: $466,739,802)		673,127,335
WARRANTS: 0.0% (Cost: $0)
Canada: 0.0%
1,933,750	Liberty Gold Corp. Warrants (CAD 0.90, expiring 05/16/19) *	135,607
MONEY MARKET FUND: 0.4% (Cost: $2,931,479)
2,931,479	AIM Treasury Portfolio - Institutional Class	2,931,479
Total Investments: 99.2% (Cost: $469,671,281)		676,194,421
Other assets less liabilities: 0.8%		5,516,671
NET ASSETS: 100.0%		$681,711,092

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $117,891,918 which represents 17.3% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $2,464,194 which represents 0.4% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $12,574,103, or 1.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $7,577,541, or 1.1% of net assets.

Restricted securities held by the Fund as of September 30, 2017 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Argonaut Gold, Inc.	11/13/2009	2,160,000	$10,383,442	$4,241,234	0.6%
Bear Creek Mining Corp.	05/15/2005	948,000	2,865,287	1,583,444	0.2
Eastmain Resources, Inc.	06/13/2008	1,839,000	2,503,501	478,140	0.1
New Gold, Inc.	06/28/2007	1,026,170	1,298,775	3,807,091	0.5
West African Resources Ltd.	06/23/2017	10,440,400	2,518,224	2,464,194	0.4
			$19,569,229	$12,574,103	1.8%

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	4.5%	$30,449,387
Gold	83.9	567,381,553
Metals & Mining	0.4	2,464,194
Precious Metals & Minerals	6.4	43,281,890
Silver	4.4	29,685,918
Money Market Fund	0.4	2,931,479
	100.0%	$676,194,421

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2017 is set forth below:

Affiliates	Value 12/31/16		Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/17
Atacama Pacific Gold Corp.	$1,173,269		$—	$—	$—	$—	$1,152,397	$—	(b)
Bonterra Resources, Inc.	—		4,011,351	—	—	—	1,020,842	5,032,193
Cardinal Resources Ltd.	—	(a)	1,499,673	118,220	512	—	6,386,764	10,230,398
Liberty Gold Corp.	—	(a)	459,579	—	—	—	355,424	3,053,105
Orezone Gold Corp.	3,743,089		—	—	—	—	1,120,642	4,863,731
	$4,916,358		$5,970,603	$118,200	$512	$—	$10,036,069	$23,179,427

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
(b)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$6,442,484	$87,277,417	$—	$93,719,901
Canada	473,573,770	2,464,194	—	476,037,964
Mexico	—	28,150,307	—	28,150,307
United Kingdom	22,266,480	—	—	22,266,480
United States	52,952,683	—	—	52,952,683
Warrants
Canada	135,607	—	—	135,607
Money Market Fund	2,931,479	—	—	2,931,479
Total	$558,302,503	$117,891,918	$—	$676,194,421

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS (a): 65.7%
73,698	Financial Select Sector SPDR Fund	$1,905,830
9,380	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,092,020
12,569	Powershares QQQ Trust, Series 1	1,828,161
Total Exchange Traded Funds (Cost: $4,679,649)		4,826,011

Principal Amount
SHORT-TERM INVESTMENTS: 25.4%
Government Obligation: 21.8% (Cost: $1,597,312)
	United States Treasury Bill
$1,600,000	1.01%,11/30/17 (b)	1,597,419

Number of Shares
Money Market Fund: 3.6% (Cost: $263,639)
263,639	AIM Treasury Portfolio - Institutional Class	263,639
Total Short-Term Investments: 25.4% (Cost: $1,860,951)		1,861,058
Total Investments: 91.1% (Cost: $6,540,600)		6,687,069
Other assets less liabilities (c): 8.9%		651,197
NET ASSETS: 100.0%		$7,338,266
SECURITIES SOLD SHORT: (12.8)%
EXCHANGE TRADED FUND (a): (12.8)% (Proceeds: $(925,973))

(13,305)	Vanguard Total World Stock ETF	(940,930)
Total Securities Sold Short (Proceeds: $(925,973))		$(940,930)

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website, at https//www.sec.gov/.
(b)	All or a portion of this security is segregated for securities sold short transactions. Total value of the securities segregated is $1,597,419.
(c)	Includes $1,595,942 segregated cash on deposit with the broker for securities sold short transactions.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	72.2%	$4,826,011
Government	23.9	1,597,419
Money Market Fund	3.9	263,639
	100.0%	$6,687,069

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$4,826,011	$—	$—	$4,826,011
Short-Term Investments
Government Obligation	—	1,597,419	—	1,597,419
Money Market Fund	263,639	—	—	263,639
Total	$5,089,650	$1,597,419	$—	$6,687,069
Short positions
Exchange Traded Fund	$(940,930)	$—	$—	$(940,930)

There were not transfers between levels during the period September 30, 2017.

See Notes to Schedules of Investments

VANECK NDR MANAGED ALLOCATION FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS (a): 98.7%
48,246	iShares Barclays Aggregate Bond Fund	$5,287,279
70,565	iShares MSCI Eurozone ETF	3,056,876
21,118	iShares MSCI Japan ETF	1,176,484
36,943	iShares MSCI Pacific ex Japan ETF	1,708,244
586	iShares MSCI South Korea Capped ETF	40,469
18,638	iShares MSCI Switzerland Capped ETF	652,889
52,713	iShares Russell 1000 Growth Index Fund	6,592,288
56,179	iShares Russell 1000 Value ETF	6,657,773
5,370	Vanguard FTSE Emerging Markets ETF	233,971
64,560	Vanguard Total Bond Market ETF	5,291,338
Total Exchange Traded Funds (Cost: $29,489,250)		30,697,611
MONEY MARKET FUND: 1.1% (Cost: $330,716)

330,716	AIM Treasury Portfolio - Institutional Class	330,716
Total Investments: 99.8% (Cost: $29,819,966)		31,028,327
Other assets less liabilities: 0.2%		68,100
NET ASSETS: 100.0%		$31,096,427

(a)	Each underlying fund’s shareholders report and registration documents are available free of charge on the SEC’s website, at https://www.sec.gov/.

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	98.9%	$30,697,611
Money Market Fund	1.1	330,716
	100.0%	$31,028,327

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$30,697,611	$—	$—	$30,697,611
Money Market Fund	330,716	—	—	330,716
Total	$31,028,327	$—	$—	$31,028,327

There were no transfers between levels during the period September 30, 2017.

See Notes to Schedules of Investments

UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 31.4%
Argentina: 1.5%
USD	450,000	Cia General de Combustibles SA
		9.50%, 11/07/19 (c) 144A	$479,250
	484,000	Generacion Mediterranea SA
		9.63%, 07/27/20 (c) Reg S	542,177
			1,021,427
Cayman Islands: 1.0%
		Odebrecht Finance Ltd.
	1,050,000	4.38%, 04/25/25 Reg S	401,625
	700,000	5.25%, 06/27/29 Reg S	266,000
			667,625
Chile: 1.0%
	700,000	Geopark Ltd.
		6.50%, 09/21/21 (c) 144A	705,250
Colombia: 2.6%
	818,000	Colombia Telecomunicaciones SA ESP
		8.50% (USD Swap Semi 30/360 5 Year+6.96%), 03/30/20 (c) Reg S	877,101
	869,000	Credivalores-Crediservicios SAS
		9.75%, 07/27/20 (c) 144A	903,325
			1,780,426
Georgia: 1.4%
GEL	2,335,000	Bank of Georgia JSC
		11.00%, 06/01/20 144A	953,508
Indonesia: 1.2%
USD	772,000	Bukit Makmur Mandiri Utama PT
		7.75%, 02/13/20 (c) Reg S	826,820
Ireland: 1.2%
	756,000	Oilflow SPV 1 DAC
		12.00%, 01/13/22 144A	798,885
Israel: 2.0%
	1,259,000	Israel Electric Corp. Ltd.
		7.25%, 01/15/19 Reg S	1,335,483
Luxembourg: 2.3%
	630,000	Gazprom OAO Via Gaz Capital SA
		9.25%, 04/23/19 (p) Reg S	689,265
	861,000	Topaz Marine SA
		9.13%, 07/26/19 (c) 144A	865,951
			1,555,216
Mexico: 2.1%
	398,000	Banco Mercantil del Norte SA
		7.63% (US Treasury Yield Curve Rate T 10 Year+5.35%), 01/10/28 (c) 144A	435,213
	380,000	Corp. GEO SAB de CV
		9.25%, 12/08/17 (c) (d) * Reg S	95
	947,000	Grupo Idesa SA de CV
		7.88%, 12/18/17 (c) Reg S	947,000
			1,382,308
Mongolia: 3.3%
	2,022,000	Trade & Development Bank of Mongolia LLC
		9.38%, 05/19/20 Reg S	2,193,759
Netherlands: 3.9%
	766,000	IHS Netherlands Holdco BV
		9.50%, 10/27/18 (c) Reg S	804,563
	921,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) Reg S	938,230
	894,802	Metinvest BV
		9.37%, 12/31/21 Reg S	908,475
			2,651,268
Norway: 0.5%
	300,000	DNO ASA
		8.75%, 10/30/17 (c) Reg S 144A	301,500
Singapore: 4.0%
	1,841,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/17 (d) * Reg S	1,021,755
	847,000	Geo Coal International Pte Ltd.
		8.00%, 10/04/20 (c) 144A	840,648
	774,000	Medco Straits Services Pte Ltd.
		8.50%, 08/17/20 (c) 144A	813,541
			2,675,944
Ukraine: 0.6%
	394,000	Kernel Holding SA
		8.75%, 01/31/22 Reg S	433,368
United Kingdom: 1.0%
	341,000	MARB BondCo PLC
		7.00%, 03/15/20 (c) Reg S	336,738
	350,000	Petra Diamonds US$ Treasury PLC
		7.25%, 05/01/19 (c) Reg S	357,875
			694,613
United States: 1.8%
	347,000	AES El Salvador Trust II
		6.75%, 03/28/18 (c) Reg S	327,915
	889,000	Stillwater Mining Co.
		7.13%, 06/27/21 (c) 144A	917,337
			1,245,252
Total Corporate Bonds (Cost: $20,618,068)			21,222,652
FOREIGN GOVERNMENT OBLIGATIONS: 64.0%
Argentina: 12.7%
ARS	23,809,000	Argentina Bonar Bond
		24.08% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.25%), 03/01/20 (f)	1,414,872
	21,564,000	Argentina POM Politica Monetaria
		26.25% (Argentina Central Bank 7D Repo Reference Rate+0.00%), 06/21/20 (f)	1,320,189
		Argentine Republic Government International Bonds
EUR	572,459	7.82%, 12/31/33	756,360
	23,518,000	0.00%, 12/15/35 (b)	2,967,216
USD	499	Provincia de Buenos Aires
		4.00%, 05/15/35 (s) Reg S	407
ARS	35,655,000	Provincia de Buenos Aires/Argentina
		25.39% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+3.83%), 05/31/22 (f)	2,085,615
			8,544,659
Belarus: 3.0%
		Republic of Belarus International Bonds
USD	1,249,000	6.88%, 02/28/23 Reg S	1,346,079
	627,000	7.63%, 06/29/27 144A	701,259
			2,047,338
Brazil: 9.0%
		Notas do Tesouro Nacional, Series F
BRL	4,129,000	10.00%, 01/01/21	1,352,977
	7,270,000	10.00%, 01/01/23	2,369,773
	7,223,000	10.00%, 01/01/25	2,345,123
			6,067,873
Chile: 0.9%
CLP	405,000,000	Bonos de la Tesoreria de la Republica de Chile
		4.50%, 03/01/26	639,246
Colombia: 2.9%
COP	5,586,000,000	Colombian TES
		7.00%, 05/04/22	1,979,687
Ecuador: 3.6%
		Ecuador Government International Bonds
USD	671,000	10.50%, 03/24/20 Reg S	727,196
	624,000	10.75%, 03/28/22 Reg S	698,880
	1,073,000	Petroamazonas EP
		4.63%, 02/16/20 144A	1,032,762
			2,458,838
Egypt: 2.3%
		Egypt Treasury Bills
EGP	13,800,000	0.00%, 10/31/17 ^	769,191
	13,550,000	0.00%, 11/07/17 ^	753,553
			1,522,744
El Salvador: 4.8%
USD	2,857,000	El Salvador Government International Bond
		8.63%, 02/28/29 Reg S	3,214,125
Nigeria: 1.0%
	630,000	Nigeria Government International Bond
		6.75%, 01/28/21 Reg S	670,909
Russia: 8.2%
		Russian Federal Bonds
RUB	121,738,000	7.70%, 03/23/33 (a)	2,112,966
	75,683,000	8.50%, 09/17/31 (a)	1,420,042
	112,246,000	10.32% (Central Bank of Russia RUONIA 6 Month Average+0.40%), 11/16/22 (a) (f)	2,025,342
			5,558,350
Suriname: 1.7%
USD	1,073,000	Republic of Suriname International Bond
		9.25%, 10/26/26 144A	1,164,205
Ukraine: 3.5%
	2,445,000	Ukraine Government International Bond
		7.38%, 09/25/32 144A	2,386,198
United Kingdom: 1.5%
	928,000	Ukraine Railways via Shortline PLC
		9.88%, 09/15/21 Reg S	983,541
Uruguay: 1.9%
UYU	35,396,000	Uruguay Government International Bond
		8.50%, 03/15/28 144A	1,264,381
Venezuela: 7.0%
		Venezuela Government International Bonds
USD	3,383,000	7.00%, 12/01/18 Reg S	2,198,950
	5,584,000	7.75%, 10/13/19 Reg S	2,526,760
			4,725,710
Total Foreign Government Obligations (Cost: $41,931,411)			43,227,804

Number of Shares
COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
	10,247	Corp. GEO SAB de CV *	962
MONEY MARKET FUND: 4.1% (Cost: $2,782,747)
	2,782,747	AIM Treasury Portfolio - Institutional Class
			2,782,747
Total Investments: 99.5% (Cost: $65,332,226)			67,234,165
Other assets less liabilities: 0.5%			304,542
NET ASSETS: 100.0%			$67,538,707

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
RUB	Russian Ruble
USD	United States Dollar
UYU	Uruguayan Peso
(a)	All or a portion of these securities are segregated for foreign forward currency contracts.
(b)	Coupon will vary based upon predetermined growth targets for the Gross Domestic Product of Argentina. The rate shown reflects the rate in effect at the end of the reporting period.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(f)	Floating Rate Bond - coupon reflects the rate in effect at the end of the reporting period
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $14,563,213, or 21.6% of net assets.

Open forward foreign currency contracts

As of September 30, 2017, the Fund held the following open forward foreign currency contracts:

Counterparty	Currency to be Sold		Currency to be Purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	TRY	6,165,261	USD	1,718,229	10/26/2017	$(8,649)
State Street Bank & Trust Company	TRY	6,114,429	USD	1,704,063	10/26/2017	7,224
State Street Bank & Trust Company	TRY	6,038,416	USD	1,682,878	10/26/2017	16,075
Net unrealized appreciation on forward foreign currency contracts						$14,650

TRY	Turkish Lira
USD	United States Dollar

Summary of Investments by Sector	% of Investments	Value
Basic Materials	5.9%	$3,957,507
Communications	2.5	1,681,664
Consumer, Non-cyclical	1.1	770,106
Energy	7.2	4,851,209
Financial	7.9	5,284,690
Government	64.3	43,227,804
Industrial	3.7	2,472,863
Utilities	3.3	2,205,575
Money Market Fund	4.1	2,782,747
	100.0%	$67,234,165

The summary of inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$962	$—	$—	$962
Corporate Bonds*	—	21,222,652	—	21,222,652
Foreign Government Obligations*	—	43,227,804	—	43,227,804
Money Market Fund	2,782,747	—	—	2,782,747
Total	$2,783,709	$64,450,456	$—	$67,234,165
Other Financial Instruments:
Forward Foreign Currency Contracts	$—	$14,650	$—	$14,650

* See Schedule of Investments for geographic sector breakouts.

There were no transfers between levels during the period ended September 30, 2017.

See Notes to Schedules of Investments

VANECK FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Funds’ Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The Commodities Series Fund I Subsidiary and the Gold Series Fund I Subsidiary (the “Subsidiaries”), both Cayman Islands exempted companies, were incorporated on June 26, 2009 and November 7, 2011, respectively. Commodity Series Fund I Subsidiary and the Gold Series Fund I Subsidiary are currently wholly-owned subsidiaries of the CM Commodity Index Fund and International Investors Gold Fund, respectively. The Subsidiaries act as investment vehicles for the CM Commodity Index Fund and International Investors Gold Fund in order to effect certain investments on behalf of the Funds.

Other—In March 2017, the United Kingdom triggered Article 50, and is now scheduled to leave the European Union (“EU”), by the end of March 2019. Significant uncertainty exists on how the withdrawal will take place, the terms of the withdrawal and the effects such withdrawal will have on the European Union and the United Kingdom. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Funds

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Funds

Date: November 29, 2017

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Funds

Date: November 29, 2017